Non-controlling Interest - Summary of Non-controlling Equity Investment Percentages and Votes (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Galicia Holdings US Inc.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA - Argentina
% of ownership	0.006%	0.006%
Seguros Galicia S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA - Argentina
% of ownership	0.566%	0.566%
Banco GGAL S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA - Argentina
% of ownership	0.00%	0.006%
Banco de Galicia y Buenos Aires S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA - Argentina
% of ownership	0.002%	0.00%